Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED JANUARY 30, 2026
TO THE PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM DYNAMIC ASSET ALLOCATION EQUITY FUND (THE “FUND”)
The following paragraph supplements and supersedes the information regarding the Putnam Equity Blended Benchmark contained in the section of the Fund’s Prospectus titled “Performance”:
Effective February 1, 2026, the composition of the Putnam Equity Blended Benchmark will change from 75% Russell 3000® Index, 19% MSCI EAFE Index‑NR and 6% MSCI Emerging Markets Index‑GD to 75% Russell 3000® Index and 25% MSCI All Country World Ex‑U.S. Index‑NR (the “New Composition”). The Fund’s investment manager believes the New Composition better reflects the Fund’s current portfolio.
The Fund will continue to compare its performance to the Russell 3000® Index, a broad-based securities market index.

Putnam Dynamic Asset Allocation Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED JANUARY 30, 2026
TO THE PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM DYNAMIC ASSET ALLOCATION EQUITY FUND (THE “FUND”)
The following paragraph supplements and supersedes the information regarding the Putnam Equity Blended Benchmark contained in the section of the Fund’s Prospectus titled “Performance”:
Effective February 1, 2026, the composition of the Putnam Equity Blended Benchmark will change from 75% Russell 3000® Index, 19% MSCI EAFE Index‑NR and 6% MSCI Emerging Markets Index‑GD to 75% Russell 3000® Index and 25% MSCI All Country World Ex‑U.S. Index‑NR (the “New Composition”). The Fund’s investment manager believes the New Composition better reflects the Fund’s current portfolio.
The Fund will continue to compare its performance to the Russell 3000® Index, a broad-based securities market index.